T. ROWE PRICE Tax-Free High Yield Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  1 68
United Airlines Holdings (1) — 15
Westrock  5 199
Total Common Stocks (Cost $213) 282
MUNICIPAL SECURITIES 99.3%
ALABAMA 1.7%
Columbia Ind. Dev. Board, Series A, VRDN, 1.10%, 12/1/37  6,950 6,950
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 3,175 2,016
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43 (1)(2) 2,460 1,562
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43 (1)(2) 1,720 1,092
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47 (1)(2) 3,080 1,956
Jefferson County, Sewer, Series A, 5.50%, 10/1/53 (3) 19,770 20,427
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  4,115 4,021
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,600 5,387
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (4) 2,602 2,233
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44 (4) 22,310 18,459
Walker County Economic & IDA, Power Plant Project, Series AL,
VRDN, 1.45%, 12/1/36 (5) 4,600 4,600
68,703
ARIZONA 2.1%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 3.318%, 1/1/37  2,365 2,172
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (4) 795 664
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (4) 1,375 1,040
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39 (4) 1,140 1,072
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49 (4) 1,010 899
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (4) 3,740 3,355
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (4) 2,580 2,521

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (4) 2,925 2,825
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47 (4)(5) 6,680 5,323
Maricopa County PCR, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,795 2,791
Peoria IDA, Sierra Winds Life Care, Series A, 5.50%, 11/15/34  3,180 2,585
Peoria IDA, Sierra Winds Life Care, Series A, 5.75%, 11/15/40  5,155 4,038
Phoenix Civic Improvement, Capital Appreciation, 5.50%,
7/1/33 (6) 1,075 1,281
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/29 (6) 6,820 7,811
Phoenix Civic Improvement, Capital Appreciation, Series B, 5.50%,
7/1/30 (6) 6,270 7,276
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/44  860 839
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/49  515 493
Phoenix IDA, Downtown Phoenix Student Housing, 5.00%, 7/1/59  1,820 1,707
Phoenix IDA, Downtown Phoenix Student Housing, Series B,
VRDN, 0.97%, 11/15/52  6,500 6,500
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (4) 2,585 2,043
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (4) 2,745 1,973
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57 (4) 3,110 2,140
Salt Verde Financial, 5.00%, 12/1/32  3,050 3,201
Salt Verde Financial, 5.00%, 12/1/37  14,085 14,563
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/38  1,290 1,018
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  2,150 1,530
81,660
ARKANSAS 0.5%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (4)(5) 12,550 10,802
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (4)(5) 4,295 3,846
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (4)(5) 6,500 6,433
21,081
CALIFORNIA 5.0%
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (4) 18,810 14,430
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50 (4) 8,665 5,913
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (4) 2,500 1,639
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56 (4) 6,975 5,140

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49 (4) 10,425 9,121
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,930 2,845
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,945 2,043
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,675 1,728
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (4) 2,750 2,695
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  3,040 2,714
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (5) 5,000 4,336
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (5) 10,000 10,110
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53 (7) 4,955 5,303
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,580 2,495
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  2,150 2,064
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,285 2,323
California PFA, Enso Village Project, 2.375%, 11/15/28 (4) 1,290 1,187
California PFA, Enso Village Project, 3.125%, 5/15/29 (4) 1,385 1,208
California PFA, Enso Village Project, 5.00%, 11/15/46 (4) 645 546
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (4) 2,280 2,117
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (4) 1,650 1,309
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (4) 1,500 1,090
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (4) 250 172
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  225 221
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  240 234
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  255 249
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  200 194
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,380 1,211
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  855 703
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  980 956
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,780 1,592
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,205 1,013
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,795 3,824
California Statewide CDA, Series A-1, 5.00%, 9/2/52  5,400 5,289
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49 (4) 3,010 2,525

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  11,170 11,230
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (4) 2,580 2,634
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (4) 3,435 3,365
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (4) 7,090 7,050
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (4) 15,980 16,104
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,720 1,722
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,375 1,235
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  2,065 1,746
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  925 980
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  860 896
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  430 438
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,290 1,312
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47 (4) 7,420 5,438
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (4) 2,745 2,010
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45 (4) 3,105 2,379
CSCDA Community Improvement Auth. Link-Glendale Social
Bonds, 4.00%, 7/1/56 (4) 3,387 2,482
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56 (4) 14,770 10,813
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (4) 2,700 2,048
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56 (4) 3,275 2,493
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51 (4) 2,075 1,866
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  80,185 8,596
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  255 256
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  350 351
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 3.228%, 7/1/27  4,950 4,794

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Santa Margarita Water Dist., Community Fac. Dist. No. 2013-1,
5.625%, 9/1/43  2,065 2,082
Univ. of California, Series 1, VRDN, 0.60%, 5/15/48  100 100
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (8) 1,695 1,902
196,861
COLORADO 4.9%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  9,055 6,680
Arista Metropolitan Dist., Series A, GO, 5.00%, 12/1/38  2,480 2,354
Arista Metropolitan Dist., Series A, GO, 5.125%, 12/1/48  5,945 5,411
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  7,455 6,995
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,129
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  1,000 955
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,006
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,250 1,202
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 3,816
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 1,908
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (4) 3,500 3,141
Colorado, COP, 6.00%, 12/15/41  18,200 21,628
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31 (7) 525 474
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32 (7) 640 570
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/33 (7) 670 589
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/34 (7) 695 603
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/35 (7) 725 618
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/36 (7) 750 632
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41 (7) 1,260 1,001
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48 (7) 1,920 1,408
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/33  1,205 1,217
Colorado HFA, Frasier Meadows Manor, Series B, 5.00%, 5/15/39  1,935 1,955
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (4) 1,245 954
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (4) 2,550 1,830
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (4) 3,565 2,531
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  815 816
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  7,590 7,594
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  12,295 12,257
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,785 5,432

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 2,963
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,058
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 480
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,409
Denver City & County Airport, Series A, 5.00%, 12/1/48 (5) 4,295 4,356
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,290 1,259
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,055
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,619
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,621
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,405 4,010
Park Creek Metropolitan Dist., Property Tax, Series A, 5.00%,
12/1/45  16,760 17,204
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (4) 500 418
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (4) 5,270 4,486
Public Auth. for Colorado Energy, 6.25%, 11/15/28  5,180 5,541
Public Auth. for Colorado Energy, 6.50%, 11/15/38  14,295 17,195
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (4) 6,180 4,980
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,625 5,126
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,610 3,877
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 4.50%,
12/1/28 (Prerefunded 12/1/23) (9) 496 504
Serenity Ridge Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/43 (Prerefunded 12/1/23) (9) 1,000 1,052
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 780
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,600 1,471
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 927
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  850 795
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 899
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32 (3) 645 709
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35 (3) 255 276
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/50 (3) 1,290 1,320
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/37  1,000 956
Whispering Pines Metropolitan Dist. No. 1, Series A, GO, 5.00%,
12/1/47  3,380 3,063
195,115
CONNECTICUT 1.3%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (4) 1,060 956

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (4) 1,370 1,207
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  3,115 2,529
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,560 3,562
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  3,390 3,400
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,560 3,557
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,230 2,210
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,560 1,534
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,810 8,323
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  7,735 6,743
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  8,230 6,658
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK) (1)(2)(10) 25,151 5,596
Mohegan Tribe of Indians, Priority Distributions, Series C, 5.50%,
2/1/23 (4) 3,140 3,144
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41 (4) 550 467
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51 (4) 2,950 2,340
52,226
DELAWARE 0.9%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  215 213
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,115 1,144
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,505 1,517
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  860 892
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  5,340 5,425
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,210 2,218
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,765 4,762
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,370 1,022
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,325 957
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  225 220
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  965 897
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,535 2,254
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,740 3,271
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  3,165 2,706
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  8,740 8,559
36,057

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
DISTRICT OF COLUMBIA 1.7%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  44,715 9,743
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  19,770 3,591
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,580 2,617
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,670 1,677
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,480 2,474
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,490 2,277
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,415 3,892
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  10,565 8,781
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,345 1,206
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  875 769
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/31 (4) 900 663
District of Columbia, Union Market Infrastructure Project, STEP,
6/1/46 (4) 3,050 1,844
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  12,030 13,434
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (3) 11,005 5,820
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  8,595 4,107
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,720 773
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  4,295 1,809
65,477
FLORIDA 3.4%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  205 159
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  8,120 5,801
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,935 7,943
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 891

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 254
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,029
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 902
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  1,060 1,058
Capital Trust Agency, 4.00%, 6/15/24 (4) 900 887
Capital Trust Agency, 4.00%, 6/15/41 (4) 1,945 1,556
Capital Trust Agency, 4.00%, 6/15/51 (4) 2,970 2,160
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58 (4) 7,840 6,937
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  620 526
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,150 840
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,440 1,051
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  320 322
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  820 792
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32 (4) 980 980
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  325 319
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  215 216
Fishhawk Community Dev. Dist., Special Assessment, 7.25%,
5/1/43  1,750 1,768
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  3,200 2,541
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  5,945 5,626
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32 (5) 5,570 4,367
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38 (4) 2,710 2,401
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48 (4) 10,695 9,233
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/31  2,295 2,400
Florida Higher Ed. Fac. Fin. Auth., Nova Southeastern Univ., 5.00%,
4/1/32  1,505 1,572
Hillsborough County IDA, BayCare Health System, Series B,
VRDN, 1.00%, 11/1/38  6,700 6,700
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (4) 9,875 8,367
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (4) 805 809
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (4) 995 995
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  3,125 3,137

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,945 3,839
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,400 1,394
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,755 2,630
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  860 857
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,480 1,447
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27 (4) 325 291
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32 (4) 900 743
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37 (4) 1,270 995
Lee County IDA, Preserve, Series A, 5.75%, 12/1/52 (4) 7,090 4,991
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,895 4,642
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.00%, 6/1/41  2,185 1,715
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,065 2,263
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,190 1,105
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,375 1,234
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,755 2,394
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,820 4,960
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,625 2,218
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,500 2,788
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
2, STEP, 5/1/40  590 518
Tolomato Community Dev. Dist., Special Assessment, Series 2015-
3, 6.61%, 5/1/40 (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  900 644
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  1,420 1,078
Village Community Dev. Dist. No. 10, Special Assessment, 5.125%,
5/1/24  685 688
Village Community Dev. Dist. No. 10, Special Assessment, 5.75%,
5/1/31  2,675 2,690
Village Community Dev. Dist. No. 10, Special Assessment, 6.00%,
5/1/44  3,440 3,458
134,121
GEORGIA 3.7%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  3,095 1,640
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  14,945 7,921
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  9,255 4,905

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 1,265 1,191
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,765 1,607
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4) 3,650 3,177
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4) 4,615 3,936
Bartow County Dev. Auth., VRDN, 1.40%, 11/1/62 (5) 8,000 8,000
Burke County Dev. Auth., Plant Vogtle, VRDN, 1.45%, 11/1/52 (5) 4,000 4,000
Burke County Dev. Auth., Plant Vogtle, VRDN, 1.60%, 11/1/52  6,600 6,600
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 1.40%, 7/1/49  8,025 8,025
Cobb County Kennestone Hosp. Auth., Wellstar Health System,
4.00%, 4/1/52  5,030 4,559
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 2,580 1,901
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 7,305 4,863
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (4) 2,965 2,425
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 2,365 1,866
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  2,760 2,784
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  8,595 9,154
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,395 2,093
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 1,325 1,171
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,290 1,187
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,615 3,738
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 2,870 2,679
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 14,150 11,728
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (4) 275 275
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 1,320 1,336
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 2,150 2,150
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,320 1,323

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 12/1/52 (Tender 6/1/29)  6,355 6,556
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (4) 2,980 3,016
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (4) 2,400 2,322
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (4) 9,450 8,693
Monroe County Dev. Auth., Power & Light Company Project,
VRDN, 1.20%, 6/1/49 (5) 815 815
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  10,705 10,725
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (9) 8,230 8,621
146,982
GUAM 0.4%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,400 4,485
Guam Power Auth., Series A, 5.00%, 10/1/43  2,095 2,133
Guam Power Auth., Series A, 5.00%, 10/1/44  1,840 1,873
Territory of Guam, Series F, 4.00%, 1/1/36  3,865 3,567
Territory of Guam, Series F, 4.00%, 1/1/42  925 801
Territory of Guam, Series F, 5.00%, 1/1/30  860 899
Territory of Guam, Series F, 5.00%, 1/1/31  860 902
14,660
IDAHO 0.3%
Idaho HFA, Saint Luke's Health, Series C, VRDN, 1.06%, 3/1/48  1,525 1,525
Power County IDC, FMC Project, 6.45%, 8/1/32 (5) 3,930 3,944
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (4) 11,071 7,969
13,438
ILLINOIS 5.8%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  10,310 10,380
Chicago, Series 2007E, GO, 5.50%, 1/1/35  1,290 1,300
Chicago, Series A, GO, 5.00%, 1/1/39  1,115 1,117
Chicago, Series A, GO, 5.00%, 1/1/40  2,580 2,574
Chicago, Series A, GO, 5.50%, 1/1/35  3,435 3,549
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (3) 900 925
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (3) 900 921
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (11) 13,345 10,884
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (3) 12,210 9,324
Chicago, City Colleges, GO, Zero Coupon, 1/1/27 (11) 8,595 7,320
Illinois, GO, 5.00%, 2/1/28  3,650 3,786
Illinois, GO, 5.00%, 5/1/34  1,720 1,736
Illinois, GO, 5.50%, 7/1/38  7,305 7,344
Illinois, Series A, GO, 5.00%, 10/1/31  2,150 2,248
Illinois, Series A, GO, 5.50%, 3/1/42  3,625 3,820

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.50%, 3/1/47  5,475 5,706
Illinois, Series B, GO, 5.00%, 10/1/31  1,975 2,065
Illinois, Series B, GO, 5.00%, 10/1/32  2,700 2,817
Illinois, Series B, GO, 5.00%, 12/1/33  2,950 3,118
Illinois, Series C, GO, 5.00%, 11/1/29  9,175 9,561
Illinois, Series D, GO, 5.00%, 11/1/25  860 887
Illinois, Series D, GO, 5.00%, 11/1/28  6,125 6,387
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (5) 1,505 1,506
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  11,690 9,613
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  9,450 7,294
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,720 1,286
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  10,310 7,066
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/36  1,205 1,101
Illinois Fin. Auth., Christian Homes, 5.00%, 5/15/40  1,075 954
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,310 3,194
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,335 1,222
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.125%, 5/15/43  1,125 1,056
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 5.25%, 5/15/47  5,255 4,985
Illinois Fin. Auth., Northwestern Memorial, Series C, VRDN, 0.95%,
7/15/55  2,200 2,200
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25) (9) 1,030 1,090
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25) (9) 2,795 2,959
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,295 2,337
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  4,295 4,310
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  990 969
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  685 670
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/47  3,525 3,292
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,650 2,695
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,435 3,492
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46 (7) 1,500 1,530
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52 (7) 1,425 1,561
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,300 1,947
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  645 649
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,995 9,002
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  925 500

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  795 419
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,210 601
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,580 1,178
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,795 1,233
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  980 382
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30 (11) 3,300 2,338
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33 (11) 50,085 30,684
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 6,445 7,682
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32 (4) 3,585 3,396
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47 (4) 6,970 6,078
230,240
INDIANA 1.4%
East Chicago, USG Project, 5.50%, 9/1/28 (5) 1,525 1,421
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  9,400 10,037
Indiana Fin. Auth., Greencroft Obligated Group, Series A, 7.00%,
11/15/43  6,875 7,099
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,600 5,442
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  11,875 11,570
Indiana Municipal Power Agency, Series B, VRDN, 1.06%, 3/1/22  100 100
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(5),(12) 9,846 —
Town of Shoals, National Gypsum, 7.25%, 11/1/43 (5) 4,250 4,312
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (5) 6,360 6,526
Valparaiso, Pratt Paper, 7.00%, 1/1/44 (5) 8,595 8,830
55,337
IOWA 0.2%
Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 0.95%,
2/15/41  7,200 7,200
7,200
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,095 1,096
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  990 984
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  1,010 977
3,057

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KENTUCKY 2.4%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (4)(5) 2,110 1,915
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52 (4)(5) 6,810 6,006
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  3,010 2,530
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  5,030 4,221
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  6,105 5,010
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  3,155 2,528
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,865 3,276
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  2,020 1,703
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,860 3,958
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,385 4,432
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,965 6,990
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,550 6,670
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  12,120 12,180
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  12,035 11,839
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 5.75%, 7/1/49 (Prerefunded 7/1/23) (9) 2,495 2,532
Kentucky Public Transportation Infrastructure Auth., Downtown
Crossing, Series A, 6.00%, 7/1/53 (Prerefunded 7/1/23) (9) 8,595 8,735
Louisville Regional Airport Auth., Series B, VRDN, 1.15%,
1/1/29 (5) 8,400 8,400
92,925
LOUISIANA 1.6%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (4) 2,065 2,050
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (4) 2,410 2,342
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  17,270 15,927
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/31 (5) 560 586
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/34 (5) 695 722
New Orleans Aviation Board, Series D-2, 5.00%, 1/1/35 (5) 560 579
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/43 (5) 1,720 1,746

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Orleans Aviation Board, North Terminal Project, Series B,
5.00%, 1/1/48 (5) 6,620 6,652
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25) (9) 1,240 1,310
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25) (9) 2,350 2,482
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25) (9) 1,505 1,589
New Orleans Water System, 5.00%, 12/1/40 (Prerefunded
12/1/25) (9) 5,800 6,177
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25) (9) 4,730 5,038
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (4) 1,420 1,456
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (4) 4,550 4,851
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40 (4) 4,600 4,916
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (4) 5,955 6,349
64,772
MARYLAND 5.3%
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  180 180
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,557
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,965 4,967
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,455 2,191
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  18,505 16,634
Frederick County, Series C, 4.00%, 7/1/50 (4) 1,060 882
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,290 1,321
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  1,720 1,764
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  9,915 9,990
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,385 4,045
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  1,060 1,079
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (4) 2,065 2,116
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (4) 2,180 2,219
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 669
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,890 1,621
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (5) 8,250 8,641
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55 (5) 45,250 46,708

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  5,035 5,213
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  895 923
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  860 902
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,290 1,366
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  860 908
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  885 930
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,225 2,310
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,895 6,181
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  17,770 18,056
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  860 889
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,320 2,344
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  515 531
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,310 1,348
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,545 1,588
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,380 1,414
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,290 1,319
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,795 2,408
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,675 3,913
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,895 2,366
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 353
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,585 4,825
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (4) 1,505 1,506
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (4) 2,150 2,151
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,290 1,240
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,730 1,595
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  860 803
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  340 279
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,695 1,387
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,925 2,600
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,700 4,915
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  430 419

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  430 410
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,490 1,442
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,550 1,478
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,745 1,582
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  955 852
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,415 2,010
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,875 5,297
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34
(Prerefunded 7/1/24) (9) 3,865 4,005
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44 (Prerefunded
7/1/24) (9) 3,865 4,027
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  750 755
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  3,135 3,171
209,595
MASSACHUSETTS 0.9%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59 (8) 2,170 2,460
Massachusetts Dev. Fin. Agency, Boston Univ., Series U-6C,
VRDN, 1.00%, 10/1/42  1,600 1,600
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.00%,
11/15/38 (4) 2,310 2,366
Massachusetts Dev. Fin. Agency, Linden Ponds Fac., 5.125%,
11/15/46 (4) 3,180 3,240
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  520 525
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,825 2,848
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/37 (4) 3,865 3,985
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47 (4) 5,695 5,795
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (4) 11,170 11,308
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,300 2,039
36,166
MICHIGAN 1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  860 869

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,895 4,905
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  13,660 13,344
Detroit, GO, 5.00%, 4/1/29  620 643
Detroit, GO, 5.00%, 4/1/30  605 627
Detroit, GO, 5.00%, 4/1/31  645 668
Detroit, GO, 5.00%, 4/1/32  730 754
Detroit, GO, 5.00%, 4/1/33  1,030 1,062
Detroit, GO, 5.00%, 4/1/37  1,805 1,833
Detroit, GO, 5.00%, 4/1/38  1,205 1,221
Detroit, Series A, GO, 5.00%, 4/1/50  1,965 1,898
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,810 1,674
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  1,025 908
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,385 1,954
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  1,020 811
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  2,035 1,812
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/34  3,560 3,670
Michigan Fin. Auth., Local Gov't. Loan Program, Great Lakes,
Series C, 5.00%, 7/1/35  5,320 5,478
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  21,910 2,377
46,508
MINNESOTA 0.3%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  450 405
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  860 718
Rochester, Mayo Clinic, 5.00%, 11/15/57  7,460 8,039
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  730 581
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  565 409
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  495 345
10,497
MISSISSIPPI 0.2%
Mississippi Business Fin., Gulf Power, VRDN, 1.45%, 7/1/25 (5) 3,300 3,300
Mississippi Business Fin., Gulf Power, VRDN, 1.50%, 12/1/27 (5) 4,900 4,900
8,200
MISSOURI 2.2%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (5) 9,665 8,463
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50 (3)(5) 2,150 1,903
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57 (3)(5) 16,115 13,848

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54 (5) 4,295 4,312
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,720 1,543
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,460 1,260
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,435 2,824
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/34  1,205 1,194
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/35  945 933
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/46  5,585 5,214
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,830 1,547
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  4,080 3,710
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  13,320 11,473
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  860 831
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  605 562
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,460 1,271
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,720 1,674
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,825 1,716
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  795 685
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,355 1,882
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,535 1,883
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  4,410 4,481
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  12,590 12,983
86,192
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  590 529
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  6,230 5,118
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  6,485 5,138
10,785
NEBRASKA 0.1%
Central Plains Energy Project, Series 1, 5.00%, 5/1/53 (Tender
10/1/29)  1,245 1,276
Central Plains Energy Project, Series A, 5.00%, 9/1/30  3,010 3,199
4,475
NEVADA 0.5%
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/34 (Prerefunded 7/1/24) (9) 1,515 1,578

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/39 (Prerefunded 7/1/24) (9) 2,245 2,339
Henderson Public Improvement Trust, Touro College & Univ.
Obligated Group, 5.50%, 1/1/44 (Prerefunded 7/1/24) (9) 3,220 3,355
Las Vegas Redev. Agency, 5.00%, 6/15/30  355 369
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,890 3,977
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,830 6,961
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33 (3) 175 189
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  215 227
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  430 452
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38 (3) 85 90
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  430 445
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (4) 13,000 1,528
21,510
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (4)(5) 3,525 2,849
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (4) 1,350 1,231
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (4) 750 692
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (4) 1,875 1,722
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37 (1)(2)(4) 1,475 324
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52 (1)(2)(4) 3,630 799
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42 (1)(2)(4) 2,190 482
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  685 691
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  645 647
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  5,250 5,203
14,640
NEW JERSEY 3.1%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,690 1,460
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,910 1,560
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24 (5)(13) 1,790 1,818
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26 (11)(13) 2,150 1,931
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49 (4) 900 818

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30 (5) 7,735 7,779
New Jersey Economic Dev. Auth., Goethals Bridge, 5.625%,
1/1/52 (5) 14,615 14,663
New Jersey Economic Dev. Auth., Lions Gate, 4.375%, 1/1/24  450 446
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  890 853
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  1,700 1,570
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  4,215 3,752
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59 (5) 1,740 1,756
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/37 (5) 11,340 11,412
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (5) 15,715 15,386
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,720 1,660
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  10,385 8,893
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  12,680 11,614
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37 (5) 1,075 1,075
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43 (5) 1,505 1,505
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,840 2,994
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  2,035 2,183
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  860 800
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  860 922
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  12,890 10,102
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,940 3,053
New Jersey Transportation Trust Fund Auth., Transportation
System, Series BB, 4.00%, 6/15/46  2,610 2,377
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30 (11) 3,885 2,801
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  8,595 8,656
123,839
NEW YORK 5.1%
Brookhaven Local Dev., Jeffersons Ferry Project, 5.25%, 11/1/36  1,290 1,317
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (4) 1,235 1,081
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (4) 1,370 1,136

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (4) 900 730
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (4) 500 489
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (4)(5) 470 474
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (4)(5) 10,740 10,858
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (4) 425 410
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (4) 550 513
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (4) 2,150 1,906
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (4) 650 546
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (4) 14,235 12,931
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,650 6,072
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/39  4,000 4,004
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,545 4,709
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  25,235 6,081
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 1/1/55  8,265 6,838
Metropolitan Transportation Auth., Series E-1, VRDN, 0.98%,
11/15/50  3,400 3,400
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (4) 7,225 6,015
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  14,564 7,154
New York City, Series I-4, GO, VRDN, 1.00%, 4/1/36  1,200 1,200
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Series C-4, VRDN, 1.00%, 11/1/36  1,400 1,400
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30 (4) 1,000 1,020
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (4) 800 816
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34 (4) 800 804
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36 (4) 1,500 1,507
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (4) 5,475 5,427
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (4) 26,650 26,661

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  26,860 29,480
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (5) 945 883
New York Transportation Dev., American Airlines, 3.00%,
8/1/31 (5) 2,580 2,303
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (5) 13,515 13,515
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (5) 5,370 5,411
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (5) 3,265 3,253
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39 (5) 2,125 2,133
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40 (5) 1,400 1,393
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (5) 1,400 1,383
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42 (5) 1,400 1,378
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (5) 2,155 2,202
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (5) 2,750 2,780
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.125%, 11/1/41 (4) 1,750 1,424
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (4) 1,480 1,171
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  775 782
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/34  1,450 1,456
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/44  1,580 1,559
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  11,600 11,650
199,655
NORTH CAROLINA 2.4%
Charlotte-Mecklenburg Hosp. Auth., Series B, VRDN, 1.00%,
1/15/38  3,125 3,125
Charlotte-Mecklenburg Hosp. Auth., Series C, VRDN, 1.00%,
1/15/37  4,600 4,600
Charlotte-Mecklenburg Hosp. Auth., Atrium Health, Series E,
VRDN, 1.00%, 1/15/42  100 100
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (3)(5) 10,330 11,037
North Carolina Housing Fin. Agency, 5.00%, 7/1/47 (7) 1,725 1,766
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,995 1,669
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  4,200 3,248
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,365 2,128
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,610 4,116

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,825 3,351
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 6.25%, 7/1/35 (Prerefunded 7/1/23) (9) 3,865 3,945
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  1,005 870
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  940 750
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  835 625
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  830 605
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  2,150 1,516
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  2,330 2,352
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/30  1,635 1,629
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/35  4,940 4,839
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  790 763
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  10,095 9,543
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/31  1,505 1,464
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,330 1,250
North Carolina Medical Care Commission, United Church Homes,
5.00%, 9/1/41 (Prerefunded 9/1/23) (9) 1,445 1,513
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24) (9) 1,805 1,878
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/42  995 1,011
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,895 4,949
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/51  4,470 4,511
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  7,430 7,491
Univ. of North Carolina at Chapel Hill, Series B, VRDN, 1.00%,
2/15/31  9,370 9,370
96,014
OHIO 5.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  114,850 105,229
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,460 1,481
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  8,380 8,435
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,865 3,914

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,580 2,488
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  17,145 17,397
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  11,005 11,154
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  5,030 4,977
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  6,465 6,235
Marion County, United Church Homes, 5.00%, 12/1/39  1,420 1,298
Marion County, United Church Homes, 5.125%, 12/1/49  1,570 1,376
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  4,295 4,064
Ohio, Series A, 4.00%, 1/15/38  915 865
Ohio, Series A, 4.00%, 1/15/39  1,720 1,617
Ohio, Series A, 5.00%, 1/15/50  2,150 2,192
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  7,475 6,867
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48 (4)(5) 1,720 1,515
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49 (4)
(5) 14,780 13,618
Ohio Higher Ed. Fac. Commission, Cleveland Clinic, Series B-4,
VRDN, 0.95%, 1/1/43  2,000 2,000
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (4) 2,250 1,754
198,476
OKLAHOMA 0.9%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  7,130 6,047
Oklahoma County Fin. Auth., Epworth Villa, 6.00%, 4/1/30  710 391
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.00%,
4/1/33  860 473
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.125%,
4/1/42  2,580 1,419
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.875%,
4/1/30  2,885 1,587
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.75%,
4/1/27  555 305
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,835 4,308
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,780 8,864
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35 (5) 9,450 9,468
Tulsa County Ind. Auth., Montereau Project, 5.00%, 11/15/31  1,605 1,615
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/37  1,075 1,085
Tulsa County Ind. Auth., Montereau Project, 5.25%, 11/15/45  1,180 1,177
36,739
OREGON 0.3%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  430 428
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  430 418

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,205 1,117
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,290 1,180
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  4,125 4,271
Oregon State Fac. Auth., Peace Health, Series B, VRDN, 1.00%,
8/1/34  4,425 4,425
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  255 243
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  300 285
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  390 354
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/46  1,105 924
13,645
PENNSYLVANIA 3.6%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  1,045 1,046
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  265 277
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  290 303
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  580 606
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  950 989
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  685 709
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  645 662
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  730 743
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/42  2,580 2,521
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (4) 6,835 6,327
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (4) 2,985 2,899
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (4) 3,010 2,900
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (4) 5,400 4,886
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (4) 8,185 7,639
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (4) 7,735 6,998

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Butler County Hosp. Auth., 5.00%, 7/1/35  7,215 7,269
Butler County Hosp. Auth., 5.00%, 7/1/39  4,080 4,056
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (4) 3,410 2,973
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (4) 4,115 3,465
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (4) 3,615 3,014
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25) (9) 705 745
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/34 (Prerefunded 7/1/24) (9) 860 889
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25) (9) 910 961
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/39 (Prerefunded 7/1/24) (9) 860 889
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/46 (Prerefunded 7/1/24) (9) 1,310 1,355
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25) (9) 6,445 6,810
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  1,030 863
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,115 914
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,205 964
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  215 210
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  860 816
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  4,340 4,413
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/45 (Prerefunded 1/15/25) (9) 5,000 5,245
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  3,010 2,873
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  10,295 9,503
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (4)(5) 9,900 11,269
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39 (4)
(5) 3,545 2,682
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (5) 7,500 7,424
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 3.166%,
7/1/39 (8) 7,220 6,316
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  2,065 2,086
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52 (7) 2,950 3,167
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  4,295 4,504
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  860 891
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,700 2,402

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,825 1,558
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  3,085 2,538
142,569
PUERTO RICO 10.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (1)(14) 44,840 20,402
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 6,485 5,477
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (4) 4,550 3,842
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47 (4) 2,205 1,808
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24 (4) 580 587
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25 (4) 2,675 2,705
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (4) 2,740 2,769
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (4) 3,110 3,141
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (4) 17,190 17,351
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 6,015 6,028
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (4) 2,150 2,154
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 10,310 10,205
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 7,345 7,215
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (4) 1,200 1,179
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (4) 29,435 28,145
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  1,000 1,020
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42 (4) 6,105 5,156
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (4) 9,470 7,765
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (4) 1,325 1,340
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25 (4) 2,780 2,811
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (4) 3,825 3,863
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (4) 8,815 8,833

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (4) 7,080 6,955
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  2,335 2,145
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,990 4,920
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  11,915 10,356
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  9,718 8,264
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  5,390 4,491
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  7,328 5,868
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  7,618 5,860
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  12,308 12,477
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  10,211 10,446
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  20,326 20,837
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(15) 9,535 7,032
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(15) 105 77
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(15) 8,920 6,735
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(15) 1,245 921
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(15) 4,295 3,178
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21 (1)
(15) 1,745 1,283
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (1)
(15) 145 107
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26 (1)
(15) 1,735 1,284
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (1)
(15) 2,500 1,850
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (1)
(15) 2,980 2,205
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/24 (11) 4,295 4,312
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)(15) 510 375
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)(15) 1,965 1,449
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)(15) 660 487
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)(15) 795 586
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)(15) 105 77
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (1)(15) 12,720 9,381

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(15) 495 366
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(15) 425 315
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(15) 4,295 3,194
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)(15) 180 133
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)(15) 3,766 2,787
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)(15) 860 636
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)(15) 1,235 923
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)(15) 120 86
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)(15) 210 154
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)(15) 2,130 1,566
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)(15) 170 125
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)(15) 1,585 1,169
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)(15) 455 337
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)(15) 184 136
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)(15) 4,150 3,071
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  64 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  20,705 18,867
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  8,735 8,266
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  6,424 5,170
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  10,451 7,590
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  24,392 15,811
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  12,232 7,050
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  138,360 34,697
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  21,966 4,106
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,305 2,082
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,150 1,942
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,570 2,236
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  5,185 4,727
405,355

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
RHODE ISLAND 0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(2) 10,815 1,947
Rhode Island Health & Ed. Building, Care New England, Series A,
5.50%, 9/1/28 (Prerefunded 9/1/23) (9) 2,580 2,636
Rhode Island Health & Ed. Building, Care New England, Series A,
6.00%, 9/1/33 (Prerefunded 9/1/23) (9) 3,435 3,521
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  4,295 3,931
12,035
SOUTH CAROLINA 1.1%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (1) 7,899 4,045
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42 (1) 27,826 6,243
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51 (1) 43,378 4,332
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (1) 4,497 1,380
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (1) 19,137 704
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51 (1) 2,268 99
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(4)(5) 850 340
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35 (1)(2)(4)(5) 5,465 2,186
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45 (1)(2)(4)(5) 10,980 4,392
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29 (1)(2) 1,720 1,404
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  7,000 7,076
South Carolina Public Service Auth., Unrefunded Balance,
Series E, 5.25%, 12/1/55  11,505 11,573
43,774
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,235 1,205
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,320 1,272
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,175 1,115
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,720 1,514
5,106
TENNESSEE 0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,365 2,367
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (5)(7) 2,910 3,102
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  430 424
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  1,000 975
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,880 2,760

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  10,245 10,568
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  6,955 7,169
27,365
TEXAS 6.9%
Austin Airport, Series B, 5.00%, 11/15/41 (5) 470 477
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  765 784
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,785 1,826
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,500 2,557
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,875 2,934
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,685 2,734
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  3,045 3,097
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/23  430 430
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  430 430
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  990 988
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,935 1,914
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,730 2,679
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (5) 1,000 1,037
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (5) 4,270 4,487
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/40  665 647
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/41  460 442
Central Texas Regional Mobility Auth., Series B, 4.00%, 1/1/51  745 678
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  455 499
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  105 112
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,435 3,577
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  13,750 13,979
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (4) 275 231
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,385 1,115
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50 (4) 1,495 1,229
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  4,295 4,140
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (5) 11,200 11,200
Gulf Coast IDA, Exxon Mobil, VRDN, 1.00%, 11/1/41  23,395 23,395

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  440 398
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  450 393
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 1.00%, 12/1/41  2,365 2,365
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-2, VRDN, 1.00%, 12/1/41  740 740
Harris County Health Fac. Dev., Methodist Hosp. System,
Series C-2, 1.05%, 12/1/22  2,700 2,700
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,465 1,346
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  915 834
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  915 828
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  915 821
Houston Airport System, Series B-1, 5.00%, 7/15/30 (5) 6,105 6,139
Houston Airport System, Series B-1, 5.00%, 7/15/35 (5) 8,210 8,074
Houston Airport System, United Airlines, 4.00%, 7/15/41 (5) 4,295 3,596
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (5) 1,760 1,474
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,205 1,227
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,450 1,473
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,505 2,467
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,725 5,558
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,785 1,807
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (4)(5) 12,915 12,491
Montgomery County Toll Road Auth., 5.00%, 9/15/32  470 479
Montgomery County Toll Road Auth., 5.00%, 9/15/33  490 498
Montgomery County Toll Road Auth., 5.00%, 9/15/34  515 523
Montgomery County Toll Road Auth., 5.00%, 9/15/35  480 486
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,205 1,219
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,120 1,129
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,360 3,376
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,370 3,376
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  8,595 6,957
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61  5,937 2,733
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  5,025 4,992
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  13,445 11,984

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46 (3) 2,680 2,693
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58 (3) 2,555 2,565
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25) (9) 430 451
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25) (9) 1,310 1,374
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25) (9) 5,175 5,429
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,890 3,058
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24) (9) 470 498
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24) (9) 1,330 1,408
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  430 384
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  860 723
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  860 706
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  860 792
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  400 364
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  860 776
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  860 769
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,290 1,097
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  5,220 4,327
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27) (9) 1,460 1,586
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27) (9) 1,720 1,868
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (4)(5) 900 647
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50 (4)(5) 2,150 1,292
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (4)(5) 1,785 1,451
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (4)(5) 3,300 2,422

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/27  1,300 1,352
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/29  1,430 1,482
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/30  860 891
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series A, 5.00%, 11/15/37  2,150 2,195
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/40  3,330 3,382
Tarrant County Cultural Ed. Fac. Fin., Buckner Retirement
Services, Series B, 5.00%, 11/15/46  3,630 3,655
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47 (1),(12) 1,735 694
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45 (1),(12) 8,960 3,584
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp., Series A,
VRDN, 1.00%, 10/1/41  4,895 4,895
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  6,383 4,483
Tarrant County, Edgemere Dip Loan, 10.00%, 12/31/22,
Acquisition Date: 4/20/22, Cost $1,693 (1)(16)(17) 1,693 1,693
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/50 (5) 5,115 5,143
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55 (5) 3,490 3,499
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58 (5) 9,700 9,588
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  9,495 9,527
272,844
UTAH 1.0%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,434
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,939
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,700 2,132
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  8,195 5,923
Murray, IHC Health Services, Series B, VRDN, 1.00%, 5/15/37  8,400 8,400
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (5) 3,000 3,060
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (5) 5,000 5,130
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (4) 10,980 8,954
37,972
VIRGINIA 5.8%
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  6,270 6,423
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, 5.00%, 7/1/46  13,610 13,744

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chesapeake Expressway Toll Road, Series B, STEP, 7/15/40  6,470 6,515
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (9) 1,420 1,453
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (9) 2,405 2,460
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (9) 1,720 1,760
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,675 1,749
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  2,100 2,173
Lynchburg Economic Dev. Auth., Centra Health Obligated Group,
4.00%, 1/1/55  4,375 3,831
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,455 3,345
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,425 4,035
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  5,370 5,377
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,670 3,545
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,795 2,520
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  860 889
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,145 1,175
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  23,205 5,558
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (4) 5,155 4,955
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (4) 1,190 1,215
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (4) 1,550 1,568
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/23 (4) 1,125 1,131
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24 (4) 1,180 1,195
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25 (4) 1,240 1,263
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30 (4) 4,070 4,127
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35 (4) 1,000 1,004
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45 (4) 2,670 2,567

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40 (5) 1,250 1,115
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41 (5) 2,325 2,050
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42 (5) 1,115 975
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (5) 16,425 13,688
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (5) 3,820 4,029
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (5) 2,900 3,029
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35 (5) 3,300 3,425
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36 (5) 915 947
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37 (5) 2,035 2,093
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/36 (5) 5,030 4,812
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (5) 3,345 3,154
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (5) 4,150 3,877
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (5) 7,220 6,599
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47 (5) 12,055 12,432
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (5) 1,290 1,293
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (5) 9,450 9,450
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (5) 71,965 71,034
229,579
WASHINGTON 0.8%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,285 2,287
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  6,485 5,848
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38 (4) 830 683
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48 (4) 2,495 1,871
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53 (4) 1,000 731
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28 (4) 225 209

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33 (4) 225 210
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38 (4) 650 583
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48 (4) 1,805 1,515
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (4) 2,795 2,280
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (4) 5,785 4,596
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,766 6,064
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (4) 5,350 4,150
31,027
WEST VIRGINIA 0.2%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (4) 1,935 1,688
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (4) 1,280 1,110
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (4) 2,105 2,122
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (4) 2,105 2,127
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (5) 2,580 2,572
9,619
WISCONSIN 2.9%
PFA, Celanese, Series B, 5.00%, 12/1/25 (5) 5,155 5,248
PFA, Celanese, Series C, 4.30%, 11/1/30 (5) 4,295 4,219
PFA, Celanese, Series D, 4.05%, 11/1/30  2,150 2,076
PFA, Church Home of Hartford, 5.00%, 9/1/30 (4) 685 656
PFA, Church Home of Hartford, 5.00%, 9/1/38 (4) 1,480 1,335
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (4) 805 748
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (4) 860 787
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (4) 1,505 1,297
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (4) 2,265 2,033
PFA, Founders of Academy Las Vegas, Series A, 4.00%, 7/1/30 (4) 345 315
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/40 (4) 610 554
PFA, Founders of Academy Las Vegas, Series A, 5.00%, 7/1/55 (4) 1,245 1,052
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,990 1,842
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,660 3,315
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (4) 470 434
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/42 (4) 1,055 943
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (4) 1,050 910
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (4) 1,975 1,680

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Mountain Island Charter School, 5.00%, 7/1/37  710 713
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,720 1,678
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,695 3,554
PFA, National Gypsum, 4.00%, 8/1/35 (5) 19,730 16,701
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (4) 4,910 4,187
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (4) 2,270 2,295
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37 (4)(7) 5,490 4,632
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (4)(7) 5,490 4,013
PFA, Searstone Retirement Community, Series A, VR, 5.513%,
6/1/37  4,345 4,579
PFA, Searstone Retirement Community, Series A, VR, 5.613%,
6/1/47  5,155 5,435
PFA, Searstone Retirement Community, Series A, VR, 5.688%,
6/1/52  3,375 3,559
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (5) 4,000 3,073
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (5) 11,995 8,647
PFA, Southminster, 5.00%, 10/1/43 (4) 1,935 1,673
PFA, Southminster, 5.00%, 10/1/48 (4) 1,720 1,440
PFA, Southminster, 5.00%, 10/1/53 (4) 4,950 4,062
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51 (4) 2,380 1,725
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61 (4) 1,320 906
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61 (4) 2,095 1,546
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 1.00%,
4/1/48  4,600 4,600
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  955 892
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,425 1,300
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  670 586
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  660 552
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  555 443
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/40 (Prerefunded 9/15/23) (9) 860 875
Wisconsin HEFA, Saint John's Communities, Series A, 5.00%,
9/15/45 (Prerefunded 9/15/23) (9) 1,115 1,135
114,245
Total Municipal Securities (Cost $4,367,288) 3,928,338
Total Investments in Securities 99.3%
(Cost $4,367,501) $ 3,928,620
Other Assets Less Liabilities 0.7% 26,254
Net Assets 100.0% $ 3,954,874

T. ROWE PRICE Tax-Free High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$787,653 and represents 19.9% of net assets.
(5) Interest subject to alternative minimum tax.
(6) Insured by Berkshire Hathaway Assurance Corporation
(7) When-issued security
(8) Insured by Assured Guaranty Corporation
(9) Prerefunded date is used in determining portfolio maturity.
(10) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(11) Insured by National Public Finance Guarantee Corporation
(12) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(13) Escrowed to maturity
(14) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(15) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(16) Level 3 in fair value hierarchy.
(17) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,693 and represents 0.0% of net assets.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc.  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Tax-Free High Yield Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 282 $ — $ — $ 282
Municipal Securities — 3,926,645 1,693 3,928,338
Total $ 282 $ 3,926,645 $ 1,693 $ 3,928,620

T. ROWE PRICE Tax-Free High Yield Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F59-054Q3 11/22